ABERDEEN FUNDS

Aberdeen Asia Bond Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information

dated February 27, 2012, as supplemented to date

All references to Yueh Ee Leen are hereby deleted.

The following is added to the chart in the section entitled, “Portfolio Managers” beginning on page 119:

Portfolio Managers	Portfolio Managed	Dollar Range of Portfolio Shares Owned as at September 30, 2012
Kenneth Akintewe	Asia Bond Fund	$0

The following is added to the chart in the section entitled, “Other Managed Accounts” for Aberdeen Asset Management Asia Limited beginning on page A-8:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2012)
Kenneth Akintewe	Mutual Funds: 3 accounts, $3,310.8 total assets Other Pooled Investment Vehicles: 17 accounts, $3,161.1 total assets Other Accounts: 48 accounts, $12,978.7 total assets

This Supplement is dated January 18, 2013.

Please keep this Supplement for future reference.